OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Contractual Revenues for Operating Leases
The minimum contractual future rentals represent revenues to be recognized on a straight line basis for each of the following periods, as of December 31, 2018:

Year ending December 31, (in thousands of $)	Total
2019	211,098
2020	196,390
2021	193,333
2022	193,333
2023 and thereafter	235,554
Total	1,029,708